Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

We are required by SEC rules to disclose the following information regarding compensation paid to our Principal Executive Officer (the “PEO”) and our other named executive officers (collectively, the “Non-PEO NEOs”). The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Compensation Actually Paid to Non-PEO NEO” have been calculated in a manner prescribed by the SEC rules and do not necessarily align with how we or the compensation committee views the link between our performance and pay of our named executive officers. The footnotes below set forth the adjustments from the total compensation for each of our NEOs reported in the Summary Compensation Table above. As permitted under the rules applicable to smaller reporting companies, we are not including a peer group total shareholder return or company-selected measure, as contemplated under Item 402(v) of Regulation S-K.

The following table sets forth additional compensation information of our PEO and Non-PEO NEO, along with net income (loss) results for the years ended December 31, 2024 and 2023:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Net Income (Loss)

2024	$564,519	$446,887	$481,987	$447,221	-63%	$(5,747,000)
2023	$639,959	$419,891	$533,665	$418,944	-67%	$(9,498,000)

1.
Represents the reported Summary Compensation Total for Yoko Miyashita, the Company's Principal Executive Officer.
2.
2024 amount represents the average of the reported Summary Compensation Totals for Peter Lee and Suresh Krishnaswamy, the Company's Chief Operating Officer and Chief Financial Officer, respectively. 2023 amount represents the reported Summary Compensation Total for Suresh Krishnaswamy.
3.
The dollar amounts reported below represent the adjustments to the Summary Compensation Table amounts for the purposes of calculating the amount of “compensation actually paid” to our PEO and Non-PEO NEO as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year.

	Stock Awards as Reported in Compensation Table	Fair Value of Awards Granted and Oustanding at the End of Year	Change in Fair Value of Awards Granted in Prior Years and Oustanding at the End of Year	Vest Date Fair Value of Awards Granted in Prior Years and Vesting in Year	Fair Value Change for Awards Granted in Prior Years and Vesting in Year	Adjusted Stock Awards

PEO 2024	$(87,383)	$15,995	$(49,209)	$38,640	$(35,675)	$(117,632)
NEO 2024	$(57,803)	$9,257	$(23,762)	$27,370	$(24,594)	$(69,532)
PEO 2023	$(210,394)	$134,925	$(157,267)	$40,346	$(27,678)	$(220,068)
NEO 2023	$(133,592)	$84,435	$(76,531)	$28,220	$(17,253)	$(114,721)

Named Executive Officers, Footnote
1.
Represents the reported Summary Compensation Total for Yoko Miyashita, the Company's Principal Executive Officer.
2.
2024 amount represents the average of the reported Summary Compensation Totals for Peter Lee and Suresh Krishnaswamy, the Company's Chief Operating Officer and Chief Financial Officer, respectively. 2023 amount represents the reported Summary Compensation Total for Suresh Krishnaswamy.

PEO Total Compensation Amount	$ 564,519	$ 639,959
PEO Actually Paid Compensation Amount	$ 446,887	419,891
Adjustment To PEO Compensation, Footnote

	Stock Awards as Reported in Compensation Table	Fair Value of Awards Granted and Oustanding at the End of Year	Change in Fair Value of Awards Granted in Prior Years and Oustanding at the End of Year	Vest Date Fair Value of Awards Granted in Prior Years and Vesting in Year	Fair Value Change for Awards Granted in Prior Years and Vesting in Year	Adjusted Stock Awards

PEO 2024	$(87,383)	$15,995	$(49,209)	$38,640	$(35,675)	$(117,632)
NEO 2024	$(57,803)	$9,257	$(23,762)	$27,370	$(24,594)	$(69,532)
PEO 2023	$(210,394)	$134,925	$(157,267)	$40,346	$(27,678)	$(220,068)
NEO 2023	$(133,592)	$84,435	$(76,531)	$28,220	$(17,253)	$(114,721)

Non-PEO NEO Average Total Compensation Amount	$ 481,987	533,665
Non-PEO NEO Average Compensation Actually Paid Amount	$ 447,221	418,944
Adjustment to Non-PEO NEO Compensation Footnote

	Stock Awards as Reported in Compensation Table	Fair Value of Awards Granted and Oustanding at the End of Year	Change in Fair Value of Awards Granted in Prior Years and Oustanding at the End of Year	Vest Date Fair Value of Awards Granted in Prior Years and Vesting in Year	Fair Value Change for Awards Granted in Prior Years and Vesting in Year	Adjusted Stock Awards

PEO 2024	$(87,383)	$15,995	$(49,209)	$38,640	$(35,675)	$(117,632)
NEO 2024	$(57,803)	$9,257	$(23,762)	$27,370	$(24,594)	$(69,532)
PEO 2023	$(210,394)	$134,925	$(157,267)	$40,346	$(27,678)	$(220,068)
NEO 2023	$(133,592)	$84,435	$(76,531)	$28,220	$(17,253)	$(114,721)

Total Shareholder Return Amount	$ (63)	(67)
Net Income (Loss)	$ (5,747,000)	(9,498,000)
PEO Name	Yoko Miyashita
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (117,632)	(220,068)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,383)	(210,394)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,995	134,925
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,209)	(157,267)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,640	40,346
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,675)	(27,678)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(69,532)	(114,721)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,803)	(133,592)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,257	84,435
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,762)	(76,531)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,370	28,220
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,594)	$ (17,253)